DEBT	6 Months Ended
Jun. 30, 2012
DEBT
DEBT

NOTE 4 – DEBT

A summary of the third party debt and third party convertible debt activity for the six months ended June 30, 2012 is as follows:

Balance, net at December 31, 2011	$5,357,497
Borrowings	210,136
Principal payments	(944,810)
Discounts amortized	8,926
Balance, net at June 30, 2012	4,631,749
Less: current maturities, net	(4,631,749)
Long term, net debt at June 30, 2012	$-0-